RELATED-PARTY BALANCES AND TRANSACTIONS - Amounts due to related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
RELATED-PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties, current	$ 1,422	$ 900
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Related party | Sinotrans (trade nature)
RELATED-PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties, current	$ 1,422	$ 900